MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

			Fair
	Security Description	Number of Shares	Value

96.81%	EXCHANGE TRADED FUNDS
39.47%	GOVERNMENT
	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	50,473	$4,619,289
14.22%	INTERNATIONAL

	SPDR Portfolio Developed World (ex-US) ETF	28,538	835,022
	Vanguard FTSE Developed Markets ETF	20,287	829,738
			1,664,760
43.12%	LARGE CAP
	iShares Russell 1000 Growth ETF	2,966	643,296
	iShares Russell 1000 Value ETF	5,321	628,570
	SPDR Portfolio Large Cap ETF	74,572	2,934,408
	SPDR S&P 500 ETF	2,510	840,574

			5,046,848

96.81%	TOTAL EXCHANGE TRADED FUNDS		11,330,897
2.80%	MONEY MARKET FUNDS

	Federated Government Obligations Fund, Institutional Class 0.01%*	328,044	328,044

99.61%	TOTAL INVESTMENTS		11,658,941
0.39%	Other assets, net of liabilities		45,765
100.00%	NET ASSETS		$11,704,706

* Effective 7 day yield as of September 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Level 1	Level 2		Level 3
		Other
		Significant		Significant
	Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total
Exchange Traded Funds	$11,330,897		$-	$-	$11,330,897
Money Market Funds	328,044		-	-	328,044
	$11,658,941		$-	$-	$11,658,941

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2020.

At September 30, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $10,695,498 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,001,141
Gross unrealized depreciation	(37,699)
Net unrealized appreciation	$963,443